Note 15 - Regulatory Restrictions	12 Months Ended
Dec. 31, 2013
Banking and Thrift [Abstract]
Banking and Thrift Disclosure [Text Block]
15.	REGULATORY RESTRICTIONS

The Company is subject to the regulatory requirements of the Federal Reserve System as a multi-bank holding company. The affiliate banks are subject to regulations of the Federal Deposit Insurance Corporation (“FDIC”) and the State of Ohio, Division of Financial Institutions.

In February of 2011 Emerald Bank agreed with the FDIC and the Ohio Division of Financial Institutions that Emerald Bank will take specified actions to correct weaknesses in the bank’s condition and operations. The actions that Emerald Bank agreed to take include reducing the bank’s concentration of credit in non-owner occupied 1 - 4 family residential mortgage loans, reducing delinquent and classified loans, enhancing credit administration for non-owner occupied residential real estate, developing plans for the reduction of borrower indebtedness on classified and delinquent credits, implementing an earnings improvement plan, maintaining leverage capital of at least 9%, revising the bank’s methodology for calculating and determining the adequacy of the allowance for loan and lease loss, and providing to the FDIC and the ODFI notice of proposed dividend payments at least 30 days in advance.

We have conducted an evaluation and reorganization of lending and credit administration personnel, retained collection and workout personnel, and sold $5.8 million of nonperforming assets EMORECO, Inc., Middlefield Banc Corp.’s nonbank-asset resolution subsidiary established in the fourth quarter of 2009. Middlefield Banc Corp. provided capital of $500,000 to Emerald Bank in 2010 and $1.5 million in 2011 so that Emerald Bank would achieve the elevated 9% leverage capital level. At December 31, 2013 Emerald Bank’s leverage ratio was 10.92%.

In addition to Emerald Bank maintaining leverage capital of at least 9%, Middlefield Banc Corp. committed to the Federal Reserve that Middlefield Banc Corp. will maintain tier 1 leverage capital of at least 7.25% and total risk-based capital of at least 12%, both at the level of the holding company and at the level of The Middlefield Banking Company.

Cash Requirements

The Cleveland district Federal Reserve Bank requires the Company to maintain certain average reserve balances. As of December 31, 2013 and 2012, the Company had required reserves of $7.4 million and $7.1 million comprising vault cash and a depository amount held with the Federal Reserve Bank.

Loans

Federal law prevents the Company from borrowing from the Banks unless the loans are secured by specific obligations. Further, such secured loans are limited in amount of 10 percent of the Banks’ common stock and capital surplus.

Dividends

MBC and EB are subject to dividend restrictions that generally limit the amount of dividends that can be paid by an Ohio state-chartered bank. Under the Ohio Banking Code, cash dividends may not exceed net profits as defined for that year combined with retained net profits for the two preceding years less any required transfers to surplus. Under this formula the amount available for payment of dividends for 2014 approximates $10.4 million plus 2014 profits retained up to the date of the dividend declaration.

Potential Restrictions

On or about January 14, 2013 an investor to whom we sold a total of 196,635 shares in April of 2012, constituting 9.9% of our stock, obtained from the Ohio Division of Financial Institutions and the Federal Reserve Bank of Cleveland regulatory clearance to acquire up to 24.99% of our stock. The August 15, 2011 Stock Purchase Agreement, as amended, under which we sold shares to the investor provided for sale of up to 24.99% of our stock, subject to the investor obtaining regulatory clearance and subject to other conditions. Although we disclosed in a Form 8-K Current Report filed with the SEC on January 18, 2013 that sale of additional shares to the investor under the terms of the Stock Purchase Agreement will not occur, if the investor nevertheless acquires shares and increases his ownership to 10% or more of our common stock, whether acquiring the shares on the open market or from us, we will become subject to additional restrictions under the terms of the regulatory clearance issued to the investor by the Ohio Division of Financial Institutions. Specifically, for three years after the investor becomes an owner of 10% or more of our stock, we would have to obtain advance approval of the ODFI in order for The Middlefield Banking Company to pay a dividend to Middlefield Banc Corp., and for 12 months we would have to obtain advance written approval of the ODFI for any changes in the composition of Middlefield Banc Corp.’s board or executive management.